LONG TERM DEBT AND FINANCIAL COVENANTS - Narrative (Details) $ in Millions		3 Months Ended					12 Months Ended
	Oct. 01, 2017 USD ($)	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Amount outstanding						$ 714,600,000	$ 714,600,000	$ 610,500,000
Early repayment of borrowings							$ (64,500,000)	937,200,000
Interest ratio coverage		4.0	1.23	1.19	1.13	1.01	1.01
Senior debt to adjusted EBITDA ratio						3.5	3.5
Debt to book capitalization ratio							55.00%
Interest coverage ratio, actual						1.6	1.6
Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity						$ 330,000,000	$ 330,000,000
Amount outstanding						173,500,000	173,500,000	109,000,000
Letters Of Credit - Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount outstanding						75,600,000	75,600,000	69,400,000
400 million at 6.35 percent due July 26, 2017
Disclosure of detailed information about borrowings [line items]
Face value									$ 400
Early redemption penalty	$ 265
U.S. dollar denominated term notes
Disclosure of detailed information about borrowings [line items]
Amount outstanding						499,500,000	499,500,000	460,400,000
Unrealized cumulative foreign exchange loss						135,300,000	135,300,000	96,200,000
U.K. pound sterling denominated term notes
Disclosure of detailed information about borrowings [line items]
Amount outstanding						21,100,000	21,100,000	20,600,000
Unrealized cumulative foreign exchange loss						1,900,000	1,900,000	1,400,000
Term Notes
Disclosure of detailed information about borrowings [line items]
Amount outstanding						541,100,000	541,100,000	501,500,000		$ 1,560,700,000
Early repayment of borrowings								1,000,000,000
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Amount outstanding						0	0	0		$ 126,600,000
Early repayment of borrowings								126,600,000
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Amount outstanding						$ 173,500,000	$ 173,500,000	$ 109,000,000
Minimum | Floating interest rate | Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest rate						3.60%	3.60%
Maximum | Floating interest rate | Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest rate						5.25%	5.25%
2019
Disclosure of detailed information about borrowings [line items]
Amount outstanding						$ 270,100,000	$ 270,100,000
2020
Disclosure of detailed information about borrowings [line items]
Amount outstanding						153,800,000	153,800,000
2021
Disclosure of detailed information about borrowings [line items]
Amount outstanding						21,900,000	21,900,000
2022
Disclosure of detailed information about borrowings [line items]
Amount outstanding						156,800,000	156,800,000
2023
Disclosure of detailed information about borrowings [line items]
Amount outstanding						$ 13,400,000	$ 13,400,000